FEDERATED EQUITY FUNDS

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 31, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED EQUITY FUNDS (the “Trust”)
Federated Capital Appreciation Fund
    Class A Shares
    Class B Shares
    Class C Shares
    Class K Shares
    Institutional Shares
Federated Kaufmann Fund
    Class A Shares
    Class B Shares
    Class C Shares
    Class K Shares
Federated Kaufmann Large Cap Fund
    Class A Shares
    Class C Shares
    Class K Shares
    Institutional Shares
Federated Kaufmann Small Cap Fund
    Class A Shares
    Class B Shares
    Class C Shares
    Class K Shares
Federated Market Opportunity Fund
    Class A Shares
    Class B Shares
    Class C Shares
    Institutional Shares
Federated Mid Cap Growth Strategies Fund
    Class A Shares
    Class B Shares
    Class C Shares
    Class K Shares
Federated Strategic Value Fund
     Class A Shares
     Class C Shares
     Institutional Shares
1933 Act File No. 2-91090
1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 31, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under 485(b) as Post-Effective amendment No. 107 on December 30, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-8160.

Very truly yours,

/s/ C. Grant Anderson
C. Grant Anderson
Assistant Secretary